Intangible asset (Tables)	12 Months Ended
Dec. 31, 2025
Intangible asset [Abstract]
Reconciliation of carrying amount of intangible assets
2025 2024
Cost
Beginning of year $118,819 $118,819
End of year 118,819 118,819
Accumulated amortization
Beginning of year 78,997 75,242
Amortization charge 3,660 3,755
End of year 82,657 78,997
Net book value at December 31 $36,162 $39,822